Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		$ 14,888,644	$ 3,426,467	$ 6,388,978
Restricted cash-bank balances held on behalf of customers		808,923	1,367,630	2,192,201
Securities owned, at fair value		30,325,800	17,622	180,201
Derivative assets, at fair value				194,110
Receivables from broker-dealers and clearing organizations		23,689,967	8,089,193	1,684,961
Crypto currencies		201,152
Commissions receivable			71,253	88,560
Short-term loans receivable		508,756	2,239,378	1,637,310
Other receivables		67,475	724,708	166,064
Prepaids, deposits and other		2,195,925	749,231
Prepaids, deposits and other			677,978	510,291
Total current assets		72,686,642	16,614,229	13,042,676
Long term investment		1,548,565
Fixed assets, net		10,264,199	34,919	73,688
Intangible assets		86,585	86,728	67,964
Other assets		1,931,686	6,169,065	233,343
Deferred taxes			1,128	677
Total Assets		86,517,677	22,906,069	13,418,348
Current Liabilities
Payables to customers		14,362,840	5,221,270	3,853,693
Payables to broker-dealers and clearing organizations		24,270,558	3,845,740
Accrued expenses and other payables		1,169,408	1,807,927
Commissions payable			39,180	29,439
Accrued expenses and other payables			1,763,094	417,445
Short-term borrowings			293,905	1,412,570
Short-term borrowings from related party				128,415
Warrant liabilities		3,881,250	1,469,821
Derivative liabilities, at fair value			5,653
Due to director		152,472	149,522
Total current liabilities		39,955,278	11,318,364
Dividends payable				385,901
Total current liabilities			12,788,185	6,227,463
Convertible debenture			816,006
Total Liabilities		43,836,528	13,604,191	6,227,463
Commitments and Contingencies
Stockholders’ Equity
Preferred shares value
Series A Convertible Preferred Shares - 345,000 shares authorized, stated value of $1,000 per share, 7,000 and none shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively		4,231,453
Class A ordinary shares	[1]	2,933	963	314
Class B ordinary shares	[1]	984	984	395
Additional paid in capital	[1]	51,575,575	12,269,761	7,605,034
Accumulated deficit		(13,051,036)	(2,952,362)	(376,903)
Accumulated other comprehensive losses		(42,533)	(17,468)	(37,955)
Total shareholders’ equity		42,681,149	9,301,878	7,190,885
Total Liabilities and Stockholders’ equity		86,517,677	22,906,069	$ 13,418,348
Total LGHL Stockholders’ Equity		42,717,376	9,301,878
Non-controlling interest		$ (36,227)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.